Fair Value Measurements (Details 1) - Fair Value, Measurements, Nonrecurring [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Assets:
Long-lived assets	¥ 3,171,653	¥ 4,745,230
Total Losses Recognized During Year	(2,042,198)	(1,277,373)
Fair Value, Inputs, Level 3 [Member]
Assets:
Long-lived assets	¥ 3,171,653	¥ 4,745,230